Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets relating to:
Net operating loss carryforwards	$ 16,389,697	$ 9,606,253
Research and development tax carryforward	1,792,778	898,813
Compensation	83,377	75,872
Total gross deferred tax assets	18,265,852	10,580,938
Deferred tax liabilities relating to:
Property and equipment	169,469	175,891
Total gross deferred tax liabilities	169,469	175,891
Deferred tax assets less liabilities	18,096,383	10,405,047
Valuation allowance	(18,096,383)	(10,405,047)
Net deferred tax asset (liability)	$ 0	$ 0